Related Parties (Details) - Schedule of share based payment - USD ($)		6 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Share based payment
Key management		$ 77,279	$ 703,326
CFO Shares Alloted	[1]	(364,014)
Expenses Paid on Behalf of the Company
Parent of BG Farming Technologies – Bioceres S.A.	[2]	222,785	270,084
Subsidiary of Bioceres S.A. – Bioceres LLC	[2]		156,760
Services Provided by Other Companies
Founded and operated by the Company’s CPO – Future Foods B.V.		14,011	58,080
Bioceres S.A. – INMET S.A. – Ingenieria Metabolica S.A [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[3]		94,500
Bioceres S.A. – INDEAR S.A. – Instituto de Agrobiotecnología Rosario [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[4]		$ 107,783

[1]	Shares issue related to share based payment already vested in prior periods.
[2]	While the Company initiated operations on its own bank account, the expenses were paid by Bioceres S.A. and Bioceres LLC on behalf of the Company.
[3]	The Company entered into an agreement with INMET S.A. — Ingenieria Metabolica S.A where it would receive research services in exchange for payment.
[4]	The Company entered into an agreement with INDEAR S.A. — Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.